Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class TF
Shareholder Report [Line Items]
Fund Name	Equable Shares Hedged Equity ETF
Class Name	Equable Shares Hedged Equity ETF
Trading Symbol	HEDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equable Shares Hedged Equity ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.equableshares.com/fund/hedg. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.equableshares.com/fund/hedg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Equable Shares Hedged Equity ETF	$45	0.88%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 398,744,311
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 1,562,892
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$398,744,311
Number of Holdings	8
Net Advisory Fee	$1,562,892
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of net assets)
iShares Core S&P 500 ETF	53.4%
State Street SPDR S&P 500 ETF Trust	45.1%
Clearshares Ultra-Short Maturity ETF	0.5%

Security Type	(% of net assets)
Exchange Traded Funds	99.0%
Purchased Options	0.1%
Written Options	-10.6%
Cash & Other	11.5%

Updated Prospectus Web Address	https://www.equableshares.com/fund/hedg

[1]
*	Annualized